Non-controlling interest - Summarized financial information (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 882,313			$ 882,313			$ 972,607
Current liabilities	(707,863)			(707,863)			(1,221,956)
Noncurrent assets	3,657,842			3,657,842			4,392,103
Non-current liabilities	(4,121,905)			(4,121,905)			(3,795,400)
Accumulated non-controlling interest at the end of the year	202,692	$ 236,448		202,692	$ 236,448		237,506	$ 227,200
Revenue	435,377	546,204	[1]	853,121	1,148,732	[1]
Loss for the period	(124,314)	(1,270,326)	[1]	(1,681,564)	(1,262,551)	[1]
Other comprehensive income/(loss)	(6,996)	585,264	[1]	1,036,524	629,456	[1]
Total comprehensive loss for the period	(131,310)	(685,062)	[1]	(645,040)	(633,095)	[1]
Loss allocated to non-controlling interest during the period	(24,219)	6,852	[1]	(34,814)	9,248	[1]
Cash flows generated from operating activities	134,685	238,608	[2]	210,530	473,898	[2]
Cash flows used in investing activities	(58,427)	(256,869)	[2]	52,037	(445,118)	[2]
Cash flows generated from financing activities	31,698	$ 20,748	[2]	(51,610)	$ 17,146	[2]
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest at the end of the year	181,857			181,857			216,770
Loss allocated to non-controlling interest during the period				(6,869)			(5,529)
I-Systems Solues de Infraestrutura S.A. | I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Current assets	56,177			56,177			83,274
Current liabilities	(39,615)			(39,615)			(53,797)
Current net assets	16,562			16,562			29,477
Noncurrent assets	477,420			477,420			527,592
Non-current liabilities	(122,845)			(122,845)			(114,681)
Non-current net assets	354,575			354,575			412,911
Net assets	$ 371,137			371,137			442,388
Revenue				39,865			34,179
Loss for the period				(14,019)			(11,283)
Other comprehensive income/(loss)				(57,231)			31,622
Total comprehensive loss for the period				(71,250)			20,339
Cash flows generated from operating activities				27,292			11,193
Cash flows used in investing activities				(39,064)			(52,294)
Cash flows generated from financing activities				23,618			33,680
Net increase/(decrease) in cash and cash equivalents				$ 11,846			$ (7,421)

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).
[2]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).